TAXATION - Investment tax credits (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	$ 40,155
2027 - 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	7,561
2032 - 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	2,831
2038 - 2046
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	29,763
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	21,918
Non-Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Investment tax credits	$ 18,237